Note 10 - Stockholders' Equity (Deficit) (Details Textual)		1 Months Ended		3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 01, 2021 USD ($) $ / shares shares	Nov. 30, 2021 shares	Sep. 30, 2020 shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Dec. 13, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 14, 2020 USD ($) shares	Jul. 31, 2020 USD ($) $ / shares shares	Jun. 01, 2016 USD ($) $ / shares shares
Common Stock, Shares Authorized (in shares)				115,000,000		115,000,000			115,000,000	115,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized (in shares)									10,000,000
Preferred Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares									$ 0.0001
Common Stock, Shares, Outstanding, Ending Balance (in shares)				15,133,286		15,133,286			14,433,286	9,231,737	9,231,737
Preferred Stock, Shares Outstanding, Ending Balance (in shares)									0
Stock Issued During Period, Shares, Issued for Services (in shares)		11,000
Deferred Compensation Arrangement with Individual, Shares Issued (in shares)			38,992
Gain (Loss) on Derivative Instruments, Net, Pretax, Total | $				$ 178,021	$ 189,146	$ 267,031	$ 1,112,626	$ 1,591,055		$ 0
Fair Value Adjustment of Warrants | $						$ (267,031)	$ (1,112,626)		$ (1,591,055)	$ 1,084,052
The 2016 Notes [Member]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)													0.152268
Warrants and Rights Outstanding | $											$ 7,395
Public Offering [Member]
Proceeds from Issuance or Sale of Equity, Total | $	$ 19,000,000.0
Measurement Input, Risk Free Interest Rate [Member] | The 2016 Notes [Member]
Warrants and Rights Outstanding, Measurement Input											0.0036
Measurement Input, Price Volatility [Member] | The 2016 Notes [Member]
Warrants and Rights Outstanding, Measurement Input											1.26
Measurement Input, Expected Term [Member] | The 2016 Notes [Member]
Warrants and Rights Outstanding, Measurement Input											1.4
Measurement Input, Expected Dividend Rate [Member] | The 2016 Notes [Member]
Warrants and Rights Outstanding, Measurement Input											0
Private Warrants [Member] | Measurement Input, Share Price [Member]
Warrants and Rights Outstanding | $									$ 372,730
Derivative Liability, Measurement Input									2.89
Gain (Loss) on Derivative Instruments, Net, Pretax, Total | $									$ 1,591,055
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability, Measurement Input									0.0111
Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability, Measurement Input									0.730
Private Warrants [Member] | Measurement Input, Expected Term [Member]
Derivative Liability, Measurement Input									3.96
Private Warrants [Member] | Measurement Input, Exercise Price [Member]
Derivative Liability, Measurement Input									11.50
Public Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)				126,268		126,268			126,268	6,325,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)				1		1			1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 11.50		$ 11.50				$ 11.50
Class of Warrant or Right, Redemption Price Per Share (in dollars per share) | $ / shares				0.01		0.01			$ 0.01
Threshold Closing Price for Specified Number of Trading Days (in dollars per share) | $ / shares				21.00		$ 21.00			$ 21.00
Threshold Trading Days for Sale of Shares (Day)						20 days			20 days
Threshold Consecutive Trading Days for Sale of Shares (Day)						30 days			30 days
Warrants and Rights Outstanding | $									$ 1,279,182
Private Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)										556,313
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares				$ 11.50		$ 11.50
Fair Value Adjustment of Warrants | $				$ 178,021		$ 267,031
Private Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input				2.99		2.99
Private Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input				90.3		90.3
Private Warrants [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input				3.46		3.46
Pre-Funded Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	5,066,600				5,066,600		5,066,600		1,033,300
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 0.0001
Proceeds from Issuance of Warrants | $	$ 19,000,000.0								$ 103
Investor Warrant [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	6,900,000
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares)	0.75
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares	$ 4.125
Class of Warrant or Right, Exercised During Period (in shares)						0			23,849
Proceeds from Issuance of Warrants | $									$ 98,378
The 2020 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)												120,456
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares												$ 22.99
Warrants and Rights Outstanding | $												$ 1,178,182
Warrants and Rights Outstanding, Term (Year)												5 years
The 2020 Warrants [Member] | Measurement Input, Share Price [Member]
Warrants and Rights Outstanding, Measurement Input												2.25
The 2020 Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input												0.0028
The 2020 Warrants [Member] | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input												1.26
The 2020 Warrants [Member] | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input												3
The 2020 Warrants [Member] | Measurement Input, Expected Dividend Rate [Member]
Warrants and Rights Outstanding, Measurement Input												0
The 2016 Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)													5,812
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares													$ 42.29
Warrants and Rights Outstanding | $													$ 101,000
The 2016 Warrants [Member] | General and Administrative Expense [Member]
Fair Value Adjustment of Warrants | $										$ 94,175